Intangible assets net (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ZHEJIANG TIANLAN
Amortization expense	¥ 255	¥ 142	¥ 152